DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
 DEBT
Short-Term Borrowings

	2015		2014
In millions of dollars	Balance	Weighted average coupon	Balance	Weighted average coupon
Commercial paper
Citibank, N.A.	$9,995	0.22%	$16,085	0.22%
Non-bank and other(1)	—	—	70	0.95
Total commercial paper	$9,995	0.22%	$16,155	0.23%
Other borrowings(2)	11,084	1.50	42,180	0.53
Total	$21,079		$58,335

(1)
Includes parent holding company (Citigroup Inc.), Citi’s broker-dealer subsidiaries and other non-bank subsidiaries that are consolidated into Citigroup Inc., as well as Banamex and Citibank (Switzerland) AG.

(2)
Includes borrowings from the Federal Home Loan Banks and other market participants. At December 31, 2014, collateralized short-term advances from the Federal Home Loan Banks were $11.2 billion. At December 31, 2015, no amounts were outstanding.

Borrowings under bank lines of credit may be at interest rates based on LIBOR, CD rates, the prime rate or bids submitted by the banks. Citigroup pays commitment fees for its lines of credit.
Some of Citigroup’s non-bank subsidiaries have credit facilities with Citigroup’s subsidiary depository institutions, including Citibank. Borrowings under these facilities are secured in accordance with Section 23A of the Federal Reserve Act.
Citigroup Global Markets Holdings Inc. (CGMHI) has borrowing agreements consisting of facilities that CGMHI has been advised are available, but where no contractual lending obligation exists. These arrangements are reviewed on an ongoing basis to ensure flexibility in meeting CGMHI’s short-term requirements.

Long-Term Debt

			Balances at December 31,
In millions of dollars	Weighted average coupon	Maturities	2015	2014
Citigroup Inc.(1)
Senior debt	3.84%	2016-2098	$113,569	$122,323
Subordinated debt(2)	4.48	2016-2044	26,875	25,464
Trust preferred securities	6.90	2036-2067	1,713	1,725
Bank(3)
Senior debt	1.58	2016-2038	55,131	65,146
Broker-dealer(4)
Senior debt	3.25	2016-2042	3,968	8,399
Subordinated debt(2)	1.18	2016-2037	19	23
Total	3.32%		$201,275	$223,080
Senior debt			$172,668	$195,868
Subordinated debt(2)			26,894	25,487
Trust preferred securities			1,713	1,725
Total			$201,275	$223,080

(1)	Parent holding company, Citigroup Inc.

(2)	Includes notes that are subordinated within certain countries, regions or subsidiaries.

(3)
Represents Citibank entities as well as other bank entities. At December 31, 2015 and December 31, 2014, collateralized long-term advances from the Federal Home Loan Banks were $17.8 billion and $19.8 billion, respectively.

(4)	Represents broker-dealer subsidiaries that are consolidated into Citigroup Inc., the parent holding company.

The Company issues both fixed and variable rate debt in a range of currencies. It uses derivative contracts, primarily interest rate swaps, to effectively convert a portion of its fixed-rate debt to variable-rate debt and variable-rate debt to fixed-rate debt. The maturity structure of the derivatives generally corresponds to the maturity structure of the debt being hedged. In addition, the Company uses other derivative contracts to manage the foreign exchange impact of certain debt issuances. At December 31, 2015, the Company’s overall weighted average interest rate for long-term debt was 3.32% on a contractual basis and 2.55% including the effects of derivative contracts.

Aggregate annual maturities of long-term debt obligations (based on final maturity dates) including trust preferred securities are as follows:

In millions of dollars	2016	2017	2018	2019	2020	Thereafter	Total
Bank	$24,577	$14,614	$9,341	$2,280	$448	$3,871	$55,131
Broker-dealer	951	294	806	640	103	1,193	3,987
Citigroup Inc.	18,009	19,437	21,269	16,233	8,826	58,383	142,157
Total	$43,537	$34,345	$31,416	$19,153	$9,377	$63,447	$201,275

The following table summarizes the Company’s outstanding trust preferred securities at December 31, 2015:

						Junior subordinated debentures owned by trust
Trust	Issuance date	Securities issued	Liquidation value(1)	Coupon rate(2)	Common shares issued to parent	Amount	Maturity	Redeemable by issuer beginning
In millions of dollars, except share amounts
Citigroup Capital III	Dec. 1996	194,053	$194	7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246	7.875	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XVIII	June 2007	99,901	148	6.829	50	148	June 28, 2067	June 28, 2017
Total obligated			$2,588			$2,594

Note: Distributions on the trust preferred securities and interest on the subordinated debentures are payable semiannually for Citigroup Capital III and Citigroup Capital XVIII and quarterly for Citigroup Capital XIII.

(1)	Represents the notional value received by investors from the trusts at the time of issuance.

(2)	In each case, the coupon rate on the subordinated debentures is the same as that on the trust preferred securities.